CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Net income	$ 14,422	$ 38,739	$ 33,088	$ 61,132
Other comprehensive income
Change in unrealized gains on cash flow hedges	4,085	1,523	12,902	4,315
Total other comprehensive income	4,085	1,523	12,902	4,315
Total comprehensive income	18,507	40,262	45,990	65,447
Comprehensive income attributable to non-controlling interests	(281)	(754)	(681)	(1,161)
Total comprehensive income (loss) attributable to common stockholders/unitholders	18,226	39,508	45,309	64,286
Healthcare Trust of America Holdings, LP (HTALP)
Net income	14,422	38,739	33,088	61,132
Other comprehensive income
Change in unrealized gains on cash flow hedges	4,085	1,523	12,902	4,315
Total other comprehensive income	4,085	1,523	12,902	4,315
Total comprehensive income	18,507	40,262	45,990	65,447
Comprehensive income attributable to non-controlling interests	0	0	0	0
Total comprehensive income (loss) attributable to common stockholders/unitholders	$ 18,507	$ 40,262	$ 45,990	$ 65,447